UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
REGISTERED MANAGEMENT COMPANY

Investment Company Act file number: 811-21478
Name of Registrant: Vanguard CMT Funds
Address of Registrant:
P.O. Box 2600
Valley Forge, PA 19482
Name and address of agent for service:
Anne E. Robinson, Esquire
P.O. Box 876
Valley Forge, PA 19482
Date of fiscal year end: August 31
Date of reporting period: May 31, 2018
Item 1: Schedule of Investments

Vanguard Market Liquidity Fund

Schedule of Investments (unaudited)
As of May 31, 2018

				Face	Market
			Maturity	Amount	Value
		Yield1	Date	($000)	($000)
U.S. Government and Agency Obligations (32.0%)
2	Fannie Mae Discount Notes	1.692%	6/13/18	135,000	134,924
3	Federal Home Loan Bank Discount Notes	1.682%	6/6/18	98,328	98,304
3	Federal Home Loan Bank Discount Notes	1.684%–1.694%	6/8/18	650,000	649,779
3	Federal Home Loan Bank Discount Notes	1.692%	6/11/18	26,588	26,575
3	Federal Home Loan Bank Discount Notes	1.694%–1.699%	6/12/18	1,611,170	1,610,316
3	Federal Home Loan Bank Discount Notes	1.691%	6/13/18	750,000	749,565
3	Federal Home Loan Bank Discount Notes	1.704%	6/14/18	1,000,000	999,380
3	Federal Home Loan Bank Discount Notes	1.704%	6/15/18	200,000	199,866
3	Federal Home Loan Bank Discount Notes	1.748%	6/20/18	375,000	374,651
3	Federal Home Loan Bank Discount Notes	1.835%	7/5/18	76,000	75,871
3	Federal Home Loan Bank Discount Notes	1.855%	7/9/18	340,400	339,753
3	Federal Home Loan Bank Discount Notes	1.865%	7/10/18	480,000	479,064
3	Federal Home Loan Bank Discount Notes	1.865%	7/11/18	415,000	414,170
3	Federal Home Loan Bank Discount Notes	1.865%	7/18/18	750,000	748,238
3	Federal Home Loan Bank Discount Notes	1.878%	7/27/18	346,000	345,035
	United States Treasury Bill	1.667%	6/7/18	637,544	637,385
	United States Treasury Bill	1.677%	6/14/18	2,000,000	1,998,860
	United States Treasury Bill	1.788%	6/21/18	2,500,000	2,497,625
	United States Treasury Bill	1.588%	7/12/18	750,000	748,508
	United States Treasury Bill	1.613%	7/19/18	1,000,000	997,630
	United States Treasury Bill	1.628%–1.839%	7/26/18	1,750,000	1,745,222
	United States Treasury Bill	1.874%	8/9/18	36,445	36,316
	United States Treasury Bill	1.904%–1.905%	8/16/18	744,000	741,091
	United States Treasury Bill	1.837%–1.904%	8/23/18	2,153,850	2,144,610
	United States Treasury Bill	1.899%–1.902%	8/30/18	1,500,000	1,492,965
	United States Treasury Bill	2.005%	10/25/18	1,000,000	992,050
4	United States Treasury Floating Rate Note	2.074%	10/31/18	500,000	500,475
Total U.S. Government and Agency Obligations (Cost $21,777,679)					21,778,228
Commercial Paper (36.6%)
Bank Holding Company (0.7%)
5	ABN Amro Funding USA LLC	1.973%	6/12/18	70,500	70,465
5	ABN Amro Funding USA LLC	2.044%	6/20/18	100,000	99,901
5	ABN Amro Funding USA LLC	2.267%	7/10/18	55,500	55,369
5	ABN Amro Funding USA LLC	2.293%	7/20/18	19,500	19,442
5	ABN Amro Funding USA LLC	2.389%	7/25/18	37,600	37,476
5	ABN Amro Funding USA LLC	2.399%	8/3/18	36,500	36,355
5	ABN Amro Funding USA LLC	2.409%	8/24/18	45,750	45,502
5	ABN Amro Funding USA LLC	2.409%	8/29/18	61,250	60,897
5	ABN Amro Funding USA LLC	2.410%	9/4/18	21,000	20,869
5	ABN Amro Funding USA LLC	2.338%	9/28/18	47,990	47,605
					493,881
Finance—Auto (0.4%)
	American Honda Finance Corp.	2.233%	7/25/18	32,500	32,396
	Toyota Motor Credit Corp.	2.345%	7/12/18	91,000	90,793
	Toyota Motor Credit Corp.	2.356%	7/18/18	91,000	90,761
	Toyota Motor Credit Corp.	2.357%	7/19/18	36,500	36,402
					250,352
Foreign Banks (31.9%)
5	Australia & New Zealand Banking Group Ltd.	2.243%	6/20/18	300,000	299,724

5,6 Australia & New Zealand Banking Group Ltd.		2.098%	6/21/18	92,500	92,500
5	Australia & New Zealand Banking Group Ltd.	2.263%	7/13/18	200,000	199,536
5,6 Australia & New Zealand Banking Group Ltd.		2.118%	7/26/18	37,000	37,000
5,6 Australia & New Zealand Banking Group Ltd.		2.069%	8/2/18	62,000	61,997
5,6 Australia & New Zealand Banking Group Ltd.		2.088%	8/14/18	7,000	7,000
5,6 Australia & New Zealand Banking Group Ltd.		2.135%	8/24/18	25,000	24,999
5,6 Australia & New Zealand Banking Group Ltd.		2.098%	9/6/18	250,000	250,002
5,6 Australia & New Zealand Banking Group Ltd.		2.193%	9/7/18	148,000	148,019
5,6 Australia & New Zealand Banking Group Ltd.		2.199%	9/10/18	152,000	152,014
5,6 Australia & New Zealand Banking Group Ltd.		2.133%	9/24/18	89,000	88,978
5,6 Australia & New Zealand Banking Group Ltd.		2.368%	9/27/18	83,000	83,038
5,6 Australia & New Zealand Banking Group Ltd.		2.168%	12/14/18	250,000	249,927
5	Bank Nederlandse Gemeenten NV	1.731%	6/1/18	231,000	230,988
5	Bank Nederlandse Gemeenten NV	1.731%–1.736%	6/5/18	308,000	307,985
5	Bank Nederlandse Gemeenten NV	1.741%	6/6/18	586,500	586,441
5	Bank Nederlandse Gemeenten NV	1.741%	6/7/18	250,000	249,915
5	Bank of Nova Scotia	2.162%	6/7/18	75,000	74,987
5,6 Bank of Nova Scotia		2.085%	6/18/18	225,000	224,975
5	Bank of Nova Scotia	2.274%	6/21/18	100,000	99,896
5,6 Bank of Nova Scotia		2.378%	9/19/18	200,000	199,990
5,6 Bank of Nova Scotia		2.178%	9/21/18	30,000	29,979
5	Bank of Nova Scotia	2.430%	11/26/18	100,000	98,811
5	BPCE SA	1.731%	6/5/18	1,340,000	1,339,933
5	Canadian Imperial Bank of Commerce	2.193%	6/14/18	150,000	149,918
5,6 Canadian Imperial Bank of Commerce		2.099%	7/11/18	150,000	150,000
5,6 Canadian Imperial Bank of Commerce		2.138%	8/20/18	170,000	169,997
5,6 Commonwealth Bank of Australia		2.121%	7/23/18	75,000	74,989
5,6 Commonwealth Bank of Australia		2.166%	8/30/18	70,000	69,985
5,6 Commonwealth Bank of Australia		2.108%	9/13/18	200,000	199,946
5,6 Commonwealth Bank of Australia		2.109%	11/2/18	115,000	114,934
5,6 Commonwealth Bank of Australia		2.195%	1/24/19	200,000	199,790
	Credit Agricole Corporate and Investment Bank
	(New York Branch)	1.700%	6/1/18	650,000	649,967
	Credit Suisse AG (New York Branch)	1.741%	6/6/18	500,000	499,940
	Credit Suisse AG (New York Branch)	2.365%	7/2/18	200,000	199,664
	Credit Suisse AG (New York Branch)	2.324%	8/3/18	350,000	348,708
5	Danske Corp.	2.293%	7/17/18	400,000	398,900
5	Danske Corp.	2.300%–2.305%	8/1/18	580,000	577,837
5	DNB Bank ASA	2.253%	7/18/18	300,000	299,235
5	DNB Bank ASA	2.264%	8/3/18	250,000	249,053
5,6 HSBC Bank plc		2.165%	10/24/18	76,000	75,967
5,6 HSBC Bank plc		2.160%	10/25/18	38,000	37,983
5,6 HSBC Bank plc		2.128%	11/5/18	56,750	56,724
5,6 HSBC Bank plc		2.188%	11/26/18	75,000	74,963
5,6 HSBC Bank plc		2.220%	1/25/19	205,750	205,600
	Lloyds Bank plc	2.368%	11/21/18	119,250	117,919
6	Lloyds Bank plc	2.188%	11/29/18	200,000	199,976
5	National Australia Bank Ltd.	2.263%	6/25/18	300,000	299,613
5,6 National Australia Bank Ltd.		2.085%	7/18/18	300,000	299,982
5,6 National Australia Bank Ltd.		2.126%	7/30/18	250,000	249,980
5,6 National Australia Bank Ltd.		2.256%	11/30/18	150,000	150,005
5	Nederlandse Waterschapsbank NV	1.771%	6/1/18	276,500	276,486
5	Nederlandse Waterschapsbank NV	1.771%	6/5/18	1,500,000	1,499,925
5	Nederlandse Waterschapsbank NV	1.751%–1.771%	6/6/18	361,750	361,714
5	Nederlandse Waterschapsbank NV	1.751%–1.771%	6/7/18	346,250	346,125
5	Nordea Bank AB	1.913%	7/17/18	300,000	299,280
5	NRW BANK	1.761%	6/1/18	159,000	158,992

5	NRW BANK	1.751%–1.761%	6/4/18	261,750	261,737
5	NRW BANK	1.756%	6/5/18	80,000	79,996
5	NRW BANK	1.756%	6/6/18	1,050,000	1,049,895
	Royal Bank of Canada	2.193%	6/14/18	148,000	147,905
	Santander UK plc	2.256%	9/18/18	20,000	19,866
	Santander UK plc	2.257%	9/20/18	39,750	39,480
5	Societe Generale SA	1.691%	6/5/18	750,000	749,962
5	Sumitomo Mitsui Banking Corporation	2.303%	7/23/18	350,000	348,932
5	Sumitomo Mitsui Banking Corporation	2.379%	8/14/18	350,000	348,411
5	Sumitomo Mitsui Banking Corporation	2.358%	8/21/18	100,000	99,490
	Swedbank AB	2.243%	6/18/18	200,000	199,840
	Swedbank AB	2.243%	6/19/18	200,000	199,830
	Swedbank AB	2.194%	8/20/18	99,500	99,016
	Swedbank AB	2.194%	8/21/18	98,500	98,015
	Swedbank AB	2.225%	8/27/18	53,000	52,719
	Swedbank AB	2.245%	9/4/18	30,000	29,823
	Swedbank AB	2.440%	10/16/18	200,000	198,248
	Swedbank AB	2.409%	10/22/18	250,000	247,683
	Swedbank AB	2.399%	11/1/18	74,000	73,259
	Swedbank AB	2.399%	11/2/18	51,000	50,486
	Swedbank AB	2.409%	11/19/18	115,000	113,704
5,6 Toronto Dominion Bank		2.088%	6/5/18	150,000	149,999
5	Toronto Dominion Bank	2.214%	6/19/18	200,000	199,832
5	Toronto Dominion Bank	2.253%	7/23/18	300,000	299,088
5,6 Toronto Dominion Bank		2.168%	8/28/18	300,000	299,928
5,6 Toronto Dominion Bank		2.108%	9/14/18	115,000	114,955
5	Toronto Dominion Bank	2.296%	9/19/18	299,000	296,964
5,6 Toronto Dominion Bank		2.099%	10/2/18	125,000	124,934
5,6 Toronto Dominion Bank		2.291%	10/23/18	300,000	299,970
5,6 Toronto Dominion Bank		2.178%	11/27/18	200,000	199,880
5,6 Toronto Dominion Bank		2.158%	12/5/18	150,000	149,879
5,6 Westpac Banking Corp.		2.079%	6/15/18	100,000	99,999
5,6 Westpac Banking Corp.		2.128%	7/27/18	250,000	249,985
5,6 Westpac Banking Corp.		2.138%	8/20/18	150,000	150,006
5,6 Westpac Banking Corp.		2.170%	8/31/18	100,000	100,003
5,6 Westpac Banking Corp.		2.138%	9/20/18	247,000	246,995
					21,693,445
Foreign Governments (1.4%)
5	Alberta (Province Of)	2.283%–2.303%	7/5/18	128,400	128,147
5	Alberta (Province Of)	2.314%	7/6/18	22,300	22,255
5	Alberta (Province Of)	2.303%	7/9/18	8,750	8,731
5	Alberta (Province Of)	2.303%	7/10/18	18,500	18,458
5	Alberta (Province Of)	2.243%–2.252%	7/19/18	91,750	91,489
5	Alberta (Province Of)	2.253%	7/30/18	42,250	42,101
5	Alberta (Province Of)	2.264%	8/2/18	21,000	20,922
5	Alberta (Province Of)	2.396%	11/13/18	32,000	31,651
5	CDP Financial Inc.	1.674%	6/6/18	6,750	6,749
5	CDP Financial Inc.	1.817%	6/18/18	50,000	49,959
5	CDP Financial Inc.	1.878%	7/13/18	24,000	23,945
5	CDP Financial Inc.	1.878%	7/16/18	39,750	39,652
5	CDP Financial Inc.	2.180%	8/1/18	13,250	13,202
5	CDP Financial Inc.	2.501%	10/2/18	7,750	7,688
5	CDP Financial Inc.	2.450%	10/12/18	110,980	110,020
5	CDP Financial Inc.	2.420%	10/31/18	27,000	26,729
	Export Development Canada	2.079%	8/1/18	50,000	49,817
	Export Development Canada	2.079%	8/2/18	50,000	49,815
	Export Development Canada	2.337%	10/22/18	31,500	31,223

7	Ontario Teachers' Finance Trust	1.899%	7/6/18	16,250	16,218
7	Ontario Teachers' Finance Trust	1.760%	8/2/18	15,000	14,946
7	Ontario Teachers' Finance Trust	2.340%	9/6/18	18,100	17,991
7	Ontario Teachers' Finance Trust	2.258%	9/18/18	18,500	18,372
6,7 PSP Capital Inc.		2.148%	10/26/18	76,000	76,005
					916,085
Foreign Industrial (1.8%)
5	Nestle Capital Corp.	1.694%	6/11/18	37,250	37,238
5	Nestle Capital Corp.	1.694%	6/12/18	37,250	37,236
5	Nestle Capital Corp.	1.694%	6/13/18	37,250	37,234
5	Nestle Capital Corp.	1.979%	8/10/18	105,750	105,348
	Nestle Finance International Ltd.	1.731%	6/5/18	47,500	47,498
	Nestle Finance International Ltd.	1.731%	6/6/18	85,250	85,241
	Nestle Finance International Ltd.	1.751%	6/7/18	34,500	34,489
5	Novartis Securities Investment Ltd.	1.801%	6/1/18	123,910	123,904
5	Novartis Securities Investment Ltd.	1.760%–1.821%	6/4/18	328,000	327,984
5	Total Capital Canada Ltd.	2.374%	7/3/18	204,000	203,639
5	Total Capital Canada Ltd.	2.354%	7/18/18	21,750	21,689
	Toyota Credit Canada Inc.	2.266%	7/6/18	49,000	48,897
	Toyota Credit Canada Inc.	2.365%	7/16/18	49,250	49,113
	Toyota Credit Canada Inc.	2.375%	7/18/18	49,250	49,107
					1,208,617
Industrial (0.4%)
5	The Coca-Cola Co.	1.644%	6/6/18	28,250	28,247
5	The Coca-Cola Co.	1.644%	6/7/18	94,000	93,985
5	The Coca-Cola Co.	1.644%	6/8/18	47,000	46,990
5	The Coca-Cola Co.	1.644%	6/11/18	18,750	18,743
5	The Coca-Cola Co.	1.644%	6/12/18	18,750	18,741
5	The Coca-Cola Co.	2.267%	9/18/18	10,000	9,932
5	The Coca-Cola Co.	2.267%	9/19/18	10,000	9,931
5	Walmart Inc.	1.731%	6/5/18	60,000	59,997
					286,566
Total Commercial Paper (Cost $24,847,332)					24,848,946
Certificates of Deposit (25.3%)
Domestic Banks (6.6%)
	Citibank NA	1.810%	6/18/18	53,000	52,995
	Citibank NA	1.860%	7/9/18	125,000	124,965
	Citibank NA	1.860%	7/10/18	125,000	124,963
6	Citibank NA	2.095%	7/18/18	300,000	299,955
6	Citibank NA	2.089%	8/2/18	150,000	149,965
	Citibank NA	2.320%	8/27/18	250,000	249,995
6	Citibank NA	2.246%	8/30/18	250,000	249,960
6	HSBC Bank USA NA	2.113%	6/5/18	98,500	98,499
6	HSBC Bank USA NA	2.134%	8/16/18	26,200	26,194
6	HSBC Bank USA NA	2.107%	8/31/18	140,500	140,468
6	HSBC Bank USA NA	2.099%	10/2/18	95,500	95,473
6	HSBC Bank USA NA	2.349%	10/11/18	75,000	75,031
6	HSBC Bank USA NA	2.134%	10/16/18	55,000	54,985
6	HSBC Bank USA NA	2.109%	11/2/18	47,275	47,239
6	HSBC Bank USA NA	2.185%	11/23/18	52,000	51,984
6	HSBC Bank USA NA	2.188%	11/27/18	19,000	18,994
6	HSBC Bank USA NA	2.373%	1/22/19	98,500	98,541
6	HSBC Bank USA NA	2.249%	2/4/19	182,500	182,462
	State Street Bank & Trust Co.	2.220%	8/30/18	114,000	113,972
6	State Street Bank & Trust Co.	2.176%	9/28/18	200,000	199,996
6	State Street Bank & Trust Co.	2.186%	10/29/18	200,000	199,980

6 State Street Bank & Trust Co.	2.188%	11/26/18	398,000	397,952
6 Wells Fargo Bank NA	2.099%	7/11/18	250,000	249,950
6 Wells Fargo Bank NA	2.168%	8/1/18	150,000	149,953
6 Wells Fargo Bank NA	2.289%	9/17/18	250,000	249,950
6 Wells Fargo Bank NA	2.318%	10/15/18	300,000	300,225
6 Wells Fargo Bank NA	2.288%	10/26/18	300,000	300,153
Wells Fargo Bank NA	2.400%	12/3/18	150,000	150,000
				4,454,799
Yankee Certificates of Deposit (18.7%)
6 Bank of Montreal (Chicago Branch)	2.057%	6/1/18	300,000	300,000
Bank of Montreal (Chicago Branch)	2.190%	6/18/18	100,000	100,005
6 Bank of Montreal (Chicago Branch)	2.128%	6/29/18	200,000	199,988
Bank of Montreal (Chicago Branch)	2.240%	7/26/18	350,000	350,017
6 Bank of Montreal (Chicago Branch)	2.118%	9/12/18	90,000	89,969
6 Bank of Montreal (Chicago Branch)	2.188%	9/21/18	195,000	194,936
6 Bank of Montreal (Chicago Branch)	2.215%	9/24/18	65,000	64,979
6 Bank of Montreal (Chicago Branch)	2.299%	10/15/18	150,000	150,002
6 Bank of Montreal (Chicago Branch)	2.208%	10/26/18	50,000	49,983
Bank of Montreal (Chicago Branch)	2.230%	1/2/19	200,000	200,000
6 Bank of Nova Scotia (Houston Branch)	2.139%	7/17/18	150,000	149,972
6 Bank of Nova Scotia (Houston Branch)	2.218%	10/5/18	150,000	149,918
6 Bank of Nova Scotia (Houston Branch)	2.205%	12/21/18	140,000	139,964
6 Canadian Imperial Bank of Commerce (New
York Branch)	2.118%	6/28/18	245,500	245,490
6 Canadian Imperial Bank of Commerce (New
York Branch)	2.088%	7/12/18	250,000	249,987
Canadian Imperial Bank of Commerce (New
York Branch)	2.000%	9/17/18	10,500	10,489
6 Canadian Imperial Bank of Commerce (New
York Branch)	2.178%	9/20/18	150,000	149,988
6 Canadian Imperial Bank of Commerce (New
York Branch)	2.208%	10/5/18	150,000	150,000
Commonwealth Bank of Australia (New York
Branch)	2.260%	7/3/18	50,000	50,006
6 Commonwealth Bank of Australia (New York
Branch)	2.158%	9/26/18	98,000	97,976
6 Commonwealth Bank of Australia (New York
Branch)	2.178%	11/29/18	75,000	74,969
Credit Suisse AG (New York Branch)	2.130%	6/1/18	300,000	300,003
6 DNB Bank ASA (New York Branch)	2.068%	7/12/18	200,000	199,992
6 DNB Bank ASA (New York Branch)	2.128%	7/26/18	300,000	299,985
6 DNB Bank ASA (New York Branch)	2.274%	10/16/18	400,000	400,124
KBC Bank NV (New York Branch)	1.720%	6/5/18	1,341,000	1,340,987
MUFG Bank Ltd. (New York Branch)	2.320%	7/9/18	250,000	250,042
MUFG Bank Ltd. (New York Branch)	2.350%	7/13/18	250,000	250,047
MUFG Bank Ltd. (New York Branch)	2.320%	7/23/18	150,000	150,023
MUFG Bank Ltd. (New York Branch)	2.390%	8/15/18	250,000	250,035
MUFG Bank Ltd. (New York Branch)	2.390%	8/17/18	300,000	300,045
Nordea Bank AB (New York Branch)	1.700%	6/6/18	750,000	749,992
6 Royal Bank of Canada (New York Branch)	2.069%	6/15/18	149,000	148,994
6 Royal Bank of Canada (New York Branch)	2.099%	7/11/18	200,000	199,978
6 Royal Bank of Canada (New York Branch)	2.088%	7/13/18	150,000	149,991
6 Royal Bank of Canada (New York Branch)	2.156%	7/30/18	130,000	129,982
6 Royal Bank of Canada (New York Branch)	2.238%	8/28/18	250,000	249,990
6 Royal Bank of Canada (New York Branch)	2.339%	9/17/18	100,000	100,029
6 Royal Bank of Canada (New York Branch)	2.215%	9/24/18	250,000	249,955

6 Skandinaviska Enskilda Banken AB (New York
Branch)	2.298%	9/19/18	250,000	250,105
6 Skandinaviska Enskilda Banken AB (New York
Branch)	2.288%	10/5/18	112,000	112,060
6 Skandinaviska Enskilda Banken AB (New York
Branch)	2.288%	10/9/18	300,000	300,165
6 Skandinaviska Enskilda Banken AB (New York
Branch)	2.189%	11/2/18	125,000	125,033
6 Skandinaviska Enskilda Banken AB (New York
Branch)	2.201%	12/21/18	300,000	299,994
Sumitomo Mitsui Banking Corp. (New York
Branch)	2.410%	7/24/18	250,000	250,070
6 Svenska HandelsBanken AB (New York Branch)	2.075%	6/18/18	200,000	199,996
6 Svenska HandelsBanken AB (New York Branch)	2.068%	8/6/18	350,000	349,993
6 Svenska HandelsBanken AB (New York Branch)	2.077%	9/4/18	150,000	149,985
6 Svenska HandelsBanken AB (New York Branch)	2.097%	9/4/18	300,000	299,985
6 Svenska HandelsBanken AB (New York Branch)	2.178%	11/19/18	300,000	300,036
6 Svenska HandelsBanken AB (New York Branch)	2.195%	12/21/18	91,000	90,988
6 Svenska HandelsBanken AB (New York Branch)	2.198%	12/28/18	200,000	199,972
6 Swedbank AB (New York Branch)	2.079%	7/11/18	100,000	99,996
6 Swedbank AB (New York Branch)	2.120%	7/25/18	350,000	349,982
6 Swedbank AB (New York Branch)	2.288%	10/5/18	150,000	150,045
6 Toronto Dominion Bank	2.099%	6/15/18	75,000	74,996
6 Westpac Banking Corp. (New York Branch)	2.159%	1/10/19	37,000	36,977
6 Westpac Banking Corp. (New York Branch)	2.218%	2/21/19	200,000	199,822
				12,729,032
Total Certificates of Deposit (Cost $17,183,912)				17,183,831
Other Notes (0.6%)
6 Bank of America NA	2.183%	9/10/18	91,000	91,077
6 Bank of America NA	2.218%	10/5/18	196,500	196,696
6 Bank of America NA	2.318%	11/8/18	94,250	94,225
Total Other Notes (Cost $381,750)				381,998
Repurchase Agreements (5.3%)
Bank of Montreal
(Dated 5/31/18, Repurchase Value
$500,025,000, collateralized by Treasury
Inflation Indexed Note/Bond 0.875%,
2/15/47, and U.S. Treasury Note/Bond
1.375%-4.500%, 2/29/20-5/15/38, with a
value of $510,000,000)	1.770%	6/1/18	500,000	500,000
Bank of Montreal
(Dated 5/29/18, Repurchase Value
$500,165,000, collateralized by U.S.
Treasury Bill 0.000%, 7/19/18, and U.S.
Treaury Note/Bond 1.125%-3.625%,
12/31/18-8/15/46, with a value of
$510,200,000)	1.700%	6/5/18	500,000	499,985
Canadian Imperial Bank of Commerce
(Dated 5/31/18, Repurchase Value
$300,015,000, collateralized by U.S.
Treasury Note/Bond 2.750%-3.750%,
5/15/42-5/15/47, with a value of
$306,000,000)	1.770%	6/1/18	300,000	300,000

Credit Agricole Corporate & Investment Bank
NY Branch
(Dated 5/31/18, Repurchase Value
$900,044,000, collateralized by Treasury
Inflation Indexed Note/Bond 0.125%,
4/15/19, and U.S. Treasury Note/Bond
1.875%-2.750%, 2/15/19-9/30/22, with a
value of 918,000,000)	1.770%	6/1/18	900,000	900,000
JP Morgan Securities LLC
(Dated 5/31/18, Repurchase Value
$550,027,000, collateralized by Treasury
Inflation Indexed Note/Bond 1.375%-
3.875%, 4/15/28-2/15/44, with a value of
$561,002,000)	1.770%	6/1/18	550,000	550,000
RBC Dominion Securities
(Dated 5/31/18, Repurchase Value
$500,025,000, collateralized by Treasury
Inflation Indexed Note/Bond 0.125%-
0.750%, 4/15/19-2/15/45, U.S. Treasury Bill
0.000%, 6/21/18-1/3/19, and U.S. Treasury
Note/Bond 0.750%-4.625%, 3/15/19-
2/15/46, with a value of $510,000,000)	1.770%	6/1/18	500,000	500,000
RBC New York Branch Markets LLC
(Dated 5/31/18, Repurchase Value
$250,012,000, collateralized by Treasury
Inflation Indexed Note/Bond 0.125%,
4/15/19-7/15/26, and U.S. Treasury
Note/Bond 1.375%-3.750%, 2/28/22-
8/15/46, with a value of $255,000,000)	1.770%	6/1/18	250,000	250,000
RBC New York Branch Markets LLC
(Dated 5/31/18, Repurchase Value
$114,387,000, collateralized by Treasury
Inflation Indexed Note/Bond 0.125%-
3.875%, 4/15/20-4/15/29, with a value of
$116,669,000)	1.770%	6/1/18	114,381	114,381
Total Repurchase Agreements (Cost $3,614,381)				3,614,366
Taxable Municipal Bonds (0.1%)
8 Greene County GA Development Authority
Revenue VRDO	1.880%	6/7/18	3,750	3,750
7 Los Angeles CA Department of Water &
Power Revenue TOB VRDO	1.910%	6/7/18	16,000	16,000
7 Massachusetts Transportation Fund Revenue
TOB VRDO	1.910%	6/7/18	16,000	16,000
7 Seattle WA Municipal Light & Power Revenue
TOB VRDO	1.910%	6/7/18	16,000	16,000
Total Taxable Municipal Bonds (Cost $51,750)				51,750
Total Investments (99.9%) (Cost $67,856,804)				67,859,119
Other Assets and Liabilities-Net (0.1%)				99,242
Net Assets (100%)				67,958,361

1 Represents annualized yield at date of purchase for discount securities, and coupon for coupon-bearing securities.
2 The issuer was placed under federal conservatorship in September 2008; since that time, its daily operations have been managed by the Federal Housing Finance Agency and it receives capital from the U.S. Treasury, as needed to maintain a positive net worth, in exchange for senior preferred stock.
3 The issuer operates under a congressional charter; its securities are generally neither guaranteed by the U.S.
Treasury nor backed by the full faith and credit of the U.S. government.

4 Adjustable-rate security based upon 3-month U.S. Treasury Bill Auction High Money Market Yield plus spread.
5 Security exempt from registration under Section 4(2) of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration only to dealers in that program or other "accredited investors." At May 31,
2018, the aggregate value of these securities was $20,423,814,000, representing 30.1% of net assets.
6 Adjustable-rate security based upon 1-month USD LIBOR plus spread.
7 Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At May 31, 2018, the aggregate value of these securities was $191,532,000, representing 0.3% of net assets.
8 Scheduled principal and interest payments are guaranteed by bank letter of credit.
TOB—Tender Option Bond.
VRDO—Variable Rate Demand Obligation.

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Bonds and temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value.

B. Repurchase Agreements: The fund enters into repurchase agreements with institutional counterparties. Securities pledged as collateral to the fund under repurchase agreements are held by a custodian bank until the agreements mature, and in the absence of a default, such collateral cannot be repledged, resold, or rehypothecated. Each agreement requires that the market value of the collateral be sufficient to cover payments of interest and principal. The fund further mitigates its counterparty risk by entering into repurchase agreements only with a diverse group of prequalified counterparties, monitoring their financial strength, and entering into master repurchase agreements with its counterparties. The master repurchase agreements provide that, in the event of a counterparty's default (including bankruptcy), the fund may terminate any repurchase agreements with that counterparty, determine the net amount owed, and sell or retain the collateral up to the net amount owed to the fund. Such action may be subject to legal proceedings, which may delay or limit the disposition of collateral.

C. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.

Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted on the Schedule of Investments.

At May 31, 2018, 100% of the market value of the fund's investments was determined based on Level 2 inputs.

D. At May 31, 2018, the cost of investment securities for tax purposes was $67,856,804,000. Net unrealized appreciation of investment securities for tax purposes was $2,315,000, consisting of unrealized gains of $5,658,000 on securities that had risen in value since their purchase and $3,343,000 in unrealized losses on securities that had fallen in value since their purchase.

Vanguard Municipal Cash Management Fund

Schedule of Investments (unaudited)
As of May 31, 2018

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
Tax-Exempt Municipal Bonds (99.6%)
Alabama (1.1%)
Tuscaloosa County AL Industrial Development
Authority Gulf Opportunity Zone Revenue
(Hunt Refining Project) VRDO	1.080%	6/7/18 LOC	15,000	15,000
Tuscaloosa County AL Industrial Development
Authority Gulf Opportunity Zone Revenue
(Hunt Refining Project) VRDO	1.080%	6/7/18 LOC	6,000	6,000
				21,000
Alaska (2.0%)
Alaska Housing Finance Corp. Home Mortgage
Revenue VRDO	1.050%	6/7/18	11,135	11,135
Alaska Housing Finance Corp. Home Mortgage
Revenue VRDO	1.050%	6/7/18	15,800	15,800
Valdez AK Marine Terminal Revenue (Exxon
Pipeline Co.) VRDO	0.880%	6/1/18	12,585	12,585
				39,520
Arizona (2.7%)
Arizona Health Facilities Authority Revenue
(Banner Health) VRDO	0.860%	6/1/18 LOC	9,130	9,130
Arizona Health Facilities Authority Revenue
(Banner Health) VRDO	1.060%	6/7/18 LOC	14,825	14,825
1 Phoenix AZ Civic Improvement Corp. Airport
Revenue TOB VRDO	1.110%	6/7/18	4,000	4,000
1 Phoenix AZ Civic Improvement Corp. Airport
Revenue TOB VRDO	1.110%	6/7/18	8,990	8,990
Phoenix AZ Industrial Development Authority
Revenue (Mayo Clinic) VRDO	0.880%	6/1/18	10,170	10,170
1 Scottsdale AZ Municipal Property Corp. Excise
Tax Revenue TOB VRDO	1.160%	6/7/18	7,350	7,350
				54,465
California (1.3%)
California Educational Facilities Authority
Revenue (California Institute of Technology)
VRDO	0.800%	6/7/18	16,100	16,100
1 California GO TOB VRDO	1.070%	6/7/18	5,300	5,300
Riverside CA COP VRDO	0.950%	6/7/18 LOC	3,600	3,600
				25,000
Colorado (2.6%)
Colorado General Fund Revenue	4.000%	6/27/18	10,000	10,019
1 Colorado Health Facilities Authority Revenue
(Sisters of Charity of Leavenworth Health
System) TOB VRDO	1.090%	6/7/18	5,700	5,700
Colorado Health Facilities Authority Revenue
(Sisters of Charity of Leavenworth Health
System) VRDO	1.020%	6/7/18	18,230	18,230
Colorado Housing & Finance Authority Multi-
Family Mortgage Revenue VRDO	1.070%	6/7/18	7,715	7,715

Colorado State Education Loan Program
Revenue	4.000%	6/28/18	10,000	10,020
				51,684
Connecticut (0.5%)
Connecticut Health & Educational Facilities
Authority Revenue (Yale University) VRDO	1.150%	6/7/18 LOC	9,200	9,200

District of Columbia (3.1%)
District of Columbia Revenue (MedStar Health,
Inc.) VRDO	0.900%	6/1/18 LOC	1,300	1,300
District of Columbia Revenue (The Pew
Charitable Trust) VRDO	1.050%	6/7/18 LOC	22,540	22,540
1 District of Columbia Water & Sewer Authority
Public Utility Revenue TOB VRDO	1.090%	6/7/18 (Prere.)	8,965	8,965
1 District of Columbia Water & Sewer Authority
Public Utility Revenue TOB VRDO	1.090%	6/7/18	5,935	5,935
Metropolitan Washington DC/VA Airports
Authority Airport System Revenue VRDO	0.930%	6/1/18 LOC	23,380	23,380
				62,120
Florida (3.6%)
1 Greater Orlando Aviation Authority Florida
Airport Facilities Revenue TOB VRDO	1.090%	6/7/18	5,000	5,000
1 Jacksonville FL Special Revenue TOB VRDO	1.090%	6/7/18	3,900	3,900
1 Miami-Dade County FL Building Better
Communities GO TOB VRDO	1.090%	6/7/18	4,700	4,700
1 Miami-Dade County FL Educational Facilities
Authority Revenue (University of Miami) TOB
VRDO	1.110%	6/7/18 (Prere.)	11,405	11,405
Miami-Dade County FL Seaport Revenue VRDO	1.070%	6/7/18 LOC	18,000	18,000
1 Miami-Dade County FL Water & Sewer Revenue
TOB VRDO	1.160%	6/7/18	11,735	11,735
1 Orange County FL School Board COP TOB
VRDO	1.160%	6/7/18	7,500	7,500
1 Orange County FL School Board COP TOB
VRDO	1.160%	6/7/18	3,750	3,750
Orlando FL Utility Commission Utility System
Revenue VRDO	1.060%	6/7/18	4,600	4,600
				70,590
Georgia (2.8%)
1 Atlanta GA Water & Wastewater Revenue TOB
VRDO	1.090%	6/7/18	8,015	8,015
Cobb County GA Hospital Authority Revenue
(Equipment Pool Project) VRDO	1.060%	6/7/18 LOC	7,100	7,100
DeKalb County GA Private Hospital Authority
(Children's Healthcare of Atlanta Inc. Project)
VRDO	1.040%	6/7/18	15,800	15,800
1 Fulton County GA Development Authority
Revenue (Piedmont Healthcare Inc. Project)
TOB VRDO	1.090%	6/7/18 (Prere.)	17,615	17,615
1 Private Colleges & University Authority of
Georgia Revenue (Emory University) TOB
VRDO	1.090%	6/7/18	6,000	6,000
				54,530

Illinois (5.5%)
Illinois Development Finance Authority Revenue
(Evanston Northwestern Healthcare Corp.)
VRDO	0.910%	6/1/18	9,500	9,500
Illinois Finance Authority Revenue (Bradley
University) VRDO	1.050%	6/7/18 LOC	12,600	12,600
Illinois Finance Authority Revenue (Bradley
University) VRDO	1.050%	6/7/18 LOC	10,000	10,000
Illinois Finance Authority Revenue (Illinois
College) VRDO	1.040%	6/7/18 LOC	5,235	5,235
Illinois Finance Authority Revenue
(Northwestern Memorial Hospital) VRDO	0.870%	6/1/18	2,600	2,600
Illinois Finance Authority Revenue
(Northwestern Memorial Hospital) VRDO	1.080%	6/7/18	2,200	2,200
Illinois Finance Authority Revenue
(Northwestern Memorial Hospital) VRDO	1.080%	6/7/18	13,625	13,625
Illinois Finance Authority Revenue (University of
Chicago Medical Center) VRDO	0.900%	6/1/18 LOC	16,450	16,450
Illinois Finance Authority Revenue (University of
Chicago Medical Center) VRDO	0.930%	6/1/18 LOC	24,200	24,200
Illinois Finance Authority Revenue (University of
Chicago) VRDO	1.010%	6/7/18	8,434	8,434
Illinois Toll Highway Authority Revenue VRDO	1.070%	6/7/18	3,600	3,600
				108,444
Indiana (0.4%)
Indiana Finance Authority Environmental
Improvement Revenue (Ispat Inland Inc.
Project) VRDO	1.240%	6/7/18 LOC	8,340	8,340

Kentucky (0.5%)
Louisville & Jefferson County KY Metropolitan
Government Health System Revenue (Norton
Healthcare Obligated Group) VRDO	0.900%	6/1/18 LOC	10,890	10,890

Louisiana (0.5%)
St. James Parish LA Revenue (NuStar Logistics
LP Project) VRDO	1.080%	6/7/18 LOC	10,000	10,000

Maine (0.3%)
1 Maine Health & Higher Educational Facilities
Authority Revenue (Bowdoin College) TOB
VRDO	1.090%	6/7/18	6,665	6,665

Maryland (0.6%)
Maryland Health & Higher Educational Facilities
Authority Revenue (University of Maryland
Medical System) VRDO	1.080%	6/7/18 LOC	6,350	6,350
1 Maryland Transportation Authority Facilities
Projects Revenue TOB VRDO	1.100%	6/7/18	5,000	5,000
				11,350
Massachusetts (2.5%)
Massachusetts Development Finance Agency
Revenue (Cushing Academy Issue) VRDO	1.060%	6/7/18 LOC	19,130	19,130
Massachusetts GO	2.000%	6/25/18	5,150	5,152

Massachusetts Health & Educational Facilities
Authority Revenue (Museum of Fine Arts)
VRDO	0.860%	6/1/18	25,520	25,520
				49,802
Michigan (1.3%)
1 Michigan Finance Authority Revenue (Trinity
Health Credit Group) TOB VRDO	1.090%	6/7/18 LOC	15,700	15,700
Michigan Hospital Finance Authority Revenue
(Ascension Health Credit Group) VRDO	1.040%	6/7/18	6,400	6,400
Oakland University of Michigan Revenue VRDO	1.070%	6/7/18 LOC	2,850	2,850
				24,950
Minnesota (0.5%)
1 Minneapolis MN Health Care System Revenue
(Fairview Health Services) TOB VRDO	1.090%	6/7/18 LOC	4,600	4,600
Minnesota Higher Education Facilities Authority
Revenue (Concordia University St. Paul)
VRDO	0.870%	6/1/18 LOC	5,000	5,000
				9,600
Mississippi (2.1%)
Mississippi Business Finance Corp. Gulf
Opportunity Zone Industrial Development
Revenue (Chevron USA Inc. Project) VRDO	0.850%	6/1/18	9,070	9,070
Mississippi Business Finance Corp. Gulf
Opportunity Zone Industrial Development
Revenue (Chevron USA Inc. Project) VRDO	0.850%	6/1/18	6,800	6,800
Mississippi Business Finance Corp. Gulf
Opportunity Zone Industrial Development
Revenue (Chevron USA Inc. Project) VRDO	0.890%	6/1/18	6,240	6,240
Mississippi Business Finance Corp. Gulf
Opportunity Zone Industrial Development
Revenue (Chevron USA Inc. Project) VRDO	0.920%	6/1/18	4,125	4,125
Mississippi Hospital Equipment & Facilities
Authority Revenue (North Mississippi Health
Services) VRDO	1.030%	6/7/18	14,425	14,425
				40,660
Missouri (3.3%)
Missouri Development Finance Board Cultural
Facilities Revenue (Nelson Gallery
Foundation) VRDO	0.890%	6/1/18	22,755	22,755
Missouri Health & Educational Facilities
Authority Health Facilities Revenue (BJC
Health System) VRDO	1.070%	6/7/18	7,870	7,870
Missouri Health & Educational Facilities
Authority Health Facilities Revenue (BJC
Health System) VRDO	1.070%	6/7/18	13,390	13,390
Missouri Health & Educational Facilities
Authority Health Facilities Revenue (SSM
Health System) VRDO	0.900%	6/1/18	20,000	20,000
St. Joseph MO Industrial Development Authority
Health Facilities Revenue (Heartland Regional
Medical Center) VRDO	0.870%	6/1/18 LOC	2,180	2,180
				66,195
Multiple States (6.0%)
2 Federal Home Loan Mortgage Corp. Multifamily
Housing Revenue TOB VRDO	1.080%	6/7/18 LOC	9,970	9,970

1 Nuveen AMT-Free Municipal Income Fund
VRDP VRDO	1.160%	6/7/18 LOC	25,000	25,000
1 Nuveen AMT-Free Quality Municipal Income
Fund VRDP VRDO	1.110%	6/7/18 LOC	10,000	10,000
1 Nuveen AMT-Free Quality Municipal Income
Fund VRDP VRDO	1.150%	6/7/18 LOC	20,000	20,000
1 Nuveen Enhanced AMT-Free Municipal Credit
Opportunities Fund VRDP VRDO	1.160%	6/7/18 LOC	31,500	31,500
1 Nuveen Enhanced AMT-Free Municipal Credit
Opportunities Fund VRDP VRDO	1.160%	6/7/18	21,500	21,500
				117,970
Nevada (1.6%)
Clark County NV Airport Improvement Revenue
VRDO	1.070%	6/7/18 LOC	3,640	3,640
Clark County NV Economic Development
Revenue (Opportunity Village Foundation
Project) VRDO	1.070%	6/7/18 LOC	13,900	13,900
Las Vegas Valley Water District Nevada GO CP	1.640%	8/1/18	15,000	15,006
				32,546
New Hampshire (1.1%)
New Hampshire Health & Education Facilities
Authority Revenue (University System of New
Hampshire) VRDO	0.850%	6/1/18	20,945	20,945

New Jersey (3.7%)
1 New Jersey Economic Development Authority
Revenue TOB VRDO	1.090%	6/7/18 LOC	10,000	10,000
New Jersey Health Care Facilities Financing
Authority Revenue (Virtua Health) VRDO	1.030%	6/7/18 LOC	10,000	10,000
New Jersey Housing & Mortgage Finance
Agency Single Family Housing Revenue
VRDO	1.110%	6/7/18	10,155	10,155
1 New Jersey Revenue TOB VRDO	0.990%	6/1/18 LOC	18,000	18,000
1 New Jersey TRAN TOB VRDO	1.090%	6/7/18 LOC	25,000	25,000
1 Rutgers State University New Jersey Revenue
TOB VRDO	1.070%	6/7/18	1,000	1,000
				74,155
New Mexico (0.8%)
New Mexico Hospital Equipment Loan Council
Hospital System Revenue (Presbyterian
Healthcare Services) VRDO	0.890%	6/1/18	15,245	15,245

New York (16.9%)
1 Battery Park City Authority New York Revenue
TOB VRDO	0.950%	6/1/18 LOC	32,375	32,375
Geneva NY Industrial Development Agency
Civic Facility Revenue (Colleges of the
Seneca Project) VRDO	1.100%	6/7/18 LOC	2,360	2,360
Nassau County NY Interim Finance Authority
Sales Tax Revenue VRDO	1.040%	6/7/18	6,300	6,300
New York City NY GO VRDO	0.880%	6/1/18	7,450	7,450
New York City NY GO VRDO	0.890%	6/1/18 LOC	9,100	9,100
New York City NY GO VRDO	0.900%	6/1/18	6,800	6,800
New York City NY GO VRDO	0.910%	6/1/18 LOC	3,800	3,800
New York City NY GO VRDO	0.910%	6/1/18	8,800	8,800

New York City NY Housing Development Corp.
Multi-Family Mortgage Revenue (Elliot
Chelsea Development) VRDO	1.070%	6/7/18 LOC	21,525	21,525
New York City NY Housing Finance Agency
Revenue (211 North End Avenue) VRDO	1.070%	6/7/18 LOC	11,600	11,600
1 New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue
TOB VRDO	1.090%	6/7/18	28,000	28,000
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue
VRDO	0.870%	6/1/18	3,200	3,200
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue
VRDO	0.870%	6/1/18	3,700	3,700
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue
VRDO	0.910%	6/1/18	2,900	2,900
1 New York City NY Transitional Finance Authority
Building Aid Revenue TOB VRDO	1.080%	6/7/18	5,650	5,650
New York City NY Transitional Finance Authority
Future Tax Revenue VRDO	0.910%	6/1/18	7,000	7,000
New York City NY Transitional Finance Authority
Future Tax Revenue VRDO	0.920%	6/1/18	9,850	9,850
New York City NY Transitional Finance Authority
Future Tax Revenue VRDO	1.050%	6/7/18 LOC	4,675	4,675
New York Metropolitan Transportation Authority
Revenue VRDO	1.000%	6/1/18 LOC	8,850	8,850
New York Metropolitan Transportation Authority
Revenue VRDO	1.060%	6/7/18 LOC	2,030	2,030
New York State Dormitory Authority Revenue
(Fordham University) VRDO	1.020%	6/7/18 LOC	9,350	9,350
New York State Dormitory Authority Revenue
(Mental Health Services Facilities
Improvement) VRDO	1.070%	6/7/18 LOC	6,485	6,485
New York State Housing Finance Agency
Housing Revenue (Clinton Park Phase II)
VRDO	1.090%	6/7/18 LOC	5,000	5,000
New York State Housing Finance Agency
Housing Revenue (West 17th Street) VRDO	1.070%	6/7/18 LOC	28,990	28,990
New York State Mortgage Agency Homeowner
Mortgage Revenue VRDO	0.960%	6/7/18	9,500	9,500
New York State Mortgage Agency Homeowner
Mortgage Revenue VRDO	1.110%	6/7/18	10,000	10,000
1 Nuveen New York AMT-Free Quality Municipal
Income Fund VRDP VRDO	1.130%	6/7/18 LOC	20,000	20,000
1 Nuveen New York AMT-Free Quality Municipal
Income Fund VRDP VRDO	1.130%	6/7/18 LOC	16,700	16,700
1 Port Authority of New York & New Jersey
Revenue TOB VRDO	1.070%	6/7/18	8,290	8,290
1 Port Authority of New York & New Jersey
Revenue TOB VRDO	1.080%	6/7/18	15,190	15,190
Triborough Bridge & Tunnel Authority New York
Revenue VRDO	1.120%	6/7/18 LOC	18,550	18,550
				334,020

North Carolina (2.0%)
Charlotte-Mecklenburg NC Hospital Authority
Health Care System Revenue (Carolinas
HealthCare System) VRDO	0.850%	6/1/18 LOC	14,700	14,700
North Carolina Medical Care Commission
Hospital Revenue (Moses Cone Health
System) VRDO	0.890%	6/1/18	9,055	9,055
1 Raleigh NC Combined Enterprise System
Revenue TOB VRDO PUT	1.020%	6/1/18	16,405	16,405
				40,160
Ohio (6.4%)
Allen County OH Hospital Facilities Revenue
(Catholic Healthcare Partners) VRDO	0.880%	6/1/18 LOC	27,375	27,375
Cleveland-Cuyahoga County OH Port Authority
Revenue (Cleveland Museum of Art Project)
VRDO	1.050%	6/7/18	4,150	4,150
Cleveland-Cuyahoga County OH Port Authority
Revenue (Cleveland Museum of Art Project)
VRDO	1.050%	6/7/18	11,700	11,700
Columbus OH Regional Airport Authority Airport
Revenue (OASBO Expanded Asset Program)
VRDO	1.040%	6/7/18 LOC	5,145	5,145
Columbus OH Regional Airport Authority Airport
Revenue (OASBO Expanded Asset Program)
VRDO	1.040%	6/7/18 LOC	5,545	5,545
Columbus OH Regional Airport Authority Airport
Revenue (OASBO Expanded Asset Program)
VRDO	1.040%	6/7/18 LOC	14,155	14,155
Franklin County OH Hospital Facilities Revenue
(Doctors OhioHealth Corp.) VRDO	1.050%	6/7/18 LOC	2,905	2,905
1 Franklin County OH Hospital Facilities Revenue
(OhioHealth Corp.) TOB VRDO	1.100%	6/7/18	4,500	4,500
Franklin County OH Hospital Facilities Revenue
(US Health Corp. of Columbus) VRDO	1.050%	6/7/18 LOC	1,600	1,600
Franklin County OH Hospital Revenue
(Nationwide Children's Hospital Project)
VRDO	1.050%	6/7/18	11,025	11,025
Ohio GO VRDO	1.100%	6/7/18	19,940	19,940
1 Ohio Hospital Revenue (Cleveland Clinic Health
System Obligated Group) TOB VRDO	1.090%	6/7/18 (Prere.)	10,400	10,400
Ohio Housing Finance Agency Residential
Mortgage Revenue VRDO	1.050%	6/7/18	7,545	7,545
				125,985
Oregon (1.6%)
Oregon Facilities Authority Revenue
(PeaceHealth) VRDO	1.070%	6/7/18 LOC	17,200	17,200
Oregon GO	5.000%	9/28/18	15,000	15,172
				32,372
Pennsylvania (4.4%)
1 Allegheny County PA Hospital Development
Authority Revenue (University of Pittsburgh
Medical Center) TOB VRDO	0.950%	6/1/18 LOC	10,900	10,900
1 Allegheny County PA Hospital Development
Authority Revenue (University of Pittsburgh
Medical Center) TOB VRDO	0.970%	6/1/18 LOC	23,300	23,300

1 Allegheny County PA Hospital Development
Authority Revenue (University of Pittsburgh
Medical Center) TOB VRDO	1.090%	6/7/18 LOC	6,000	6,000
Delaware County PA Industrial Development
Authority Solid Waste Revenue (Scott Paper
Co.) VRDO	1.100%	6/7/18	7,900	7,900
Delaware River Port Authority Pennsylvania &
New Jersey Revenue VRDO	1.010%	6/7/18 LOC	16,485	16,485
Emmaus PA General Authority Revenue VRDO	1.040%	6/7/18 LOC	17,580	17,580
Haverford Township PA School District GO
VRDO	1.070%	6/7/18 LOC	1,970	1,970
Northampton County PA General Purpose
Authority University Revenue (Lafayette
College) VRDO	1.060%	6/7/18	3,805	3,805
				87,940
Tennessee (3.2%)
Clarksville TN Public Building Authority Revenue
(Pooled Financing) VRDO	0.970%	6/1/18 LOC	14,080	14,080
Clarksville TN Public Building Authority Revenue
(Pooled Financing) VRDO	0.970%	6/1/18 LOC	4,115	4,115
1 Metropolitan Government of Nashville &
Davidson County TN GO TOB VRDO	1.000%	6/1/18	3,400	3,400
Montgomery County TN Public Building
Authority Pooled Financial Revenue
(Tennessee County Loan Pool) VRDO	0.970%	6/1/18 LOC	3,365	3,365
Montgomery County TN Public Building
Authority Pooled Financial Revenue
(Tennessee County Loan Pool) VRDO	0.970%	6/1/18 LOC	23,315	23,315
Shelby County TN GO VRDO	1.060%	6/7/18	14,400	14,400
				62,675
Texas (10.8%)
1 Dallas TX Area Rapid Transit Sales Tax
Revenue TOB VRDO	1.090%	6/7/18	6,620	6,620
Dallas TX Waterworks & Sewer System
Revenue CP	1.640%	8/2/18	4,200	4,203
Gulf Coast TX Industrial Development Authority
Revenue (ExxonMobil Project) VRDO	0.920%	6/1/18	22,000	22,000
Harris County TX Cultural Education Facilities
Finance Corp. Revenue (Methodist Hospital
System) VRDO	0.920%	6/1/18	16,900	16,900
Harris County TX Health Facilities Development
Corp. Revenue (Methodist Hospital System)
VRDO	0.920%	6/1/18	13,595	13,595
Houston TX Higher Education Finance Corp.
Revenue (Rice University Project) VRDO	1.130%	6/7/18	19,145	19,145
Houston TX Utility System Revenue VRDO	1.040%	6/7/18 LOC	9,950	9,950
1 Lower Colorado River Authority Texas
Transmission Contract Revenue (LCRA
Transmission Services Corp.) TOB VRDO	1.090%	6/7/18 LOC	7,600	7,600
North East TX Independent School District CP	1.750%	7/10/18	15,000	15,005
Red River TX Education Finance Corp. Revenue
(Texas Christian University Project) VRDO	1.020%	6/7/18	13,100	13,100
1 San Antonio TX Electric & Gas Systems
Revenue TOB VRDO	1.090%	6/7/18	5,000	5,000
San Antonio TX Water Revenue CP	1.700%	6/4/18	26,290	26,292

Tarrant County TX Cultural Education Facilities
Finance Corp. Hospital Revenue (Baylor
Health Care System Project) VRDO	0.890%	6/1/18 LOC	9,850	9,850
Tarrant County TX Cultural Education Facilities
Finance Corp. Revenue (Texas Health
Resources) VRDO	1.020%	6/7/18	12,900	12,900
Texas TRAN	4.000%	8/30/18	30,625	30,824
				212,984
Utah (0.4%)
Murray UT Hospital Revenue (IHC Health
Services) VRDO	0.900%	6/1/18	8,000	8,000

Vermont (0.1%)
Vermont Housing Finance Agency Revenue
VRDO	1.100%	6/7/18	2,130	2,130

Virginia (0.2%)
1 University of Virginia Revenue TOB VRDO	1.090%	6/7/18 (Prere.)	4,515	4,515

Washington (0.9%)
Chelan County WA Public Utility District No. 1
Consolidated System Revenue VRDO	1.070%	6/7/18	10,195	10,195
1 King County WA Sewer Revenue TOB VRDO	1.090%	6/7/18	8,105	8,105
				18,300
West Virginia (0.2%)
West Virginia Hospital Finance Authority
Hospital Revenue (Charleston Area Medical
Center Inc.) VRDO	1.060%	6/7/18 LOC	4,920	4,920

Wisconsin (2.0%)
Wisconsin GO (Extendible) CP	1.400%	11/13/18	15,295	15,293
Wisconsin GO (Extendible) CP	1.610%	2/10/19	5,465	5,467
1 Wisconsin Health & Educational Facilities
Authority Revenue (Ascension Health Credit
Group) TOB VRDO	1.090%	6/7/18	13,500	13,500
Wisconsin Health & Educational Facilities
Authority Revenue (Aurora Health Care Inc.)
VRDO	0.920%	6/1/18 LOC	4,880	4,880
				39,140
Wyoming (0.1%)
Sublette County WY Pollution Control Revenue
(ExxonMobil Project) VRDO	0.910%	6/1/18	1,300	1,300

Total Investments (99.6%) (Cost $1,970,348)				1,970,307
Other Assets and Liabilities-Net (0.4%)				7,176
Net Assets (100%)				1,977,483

1 Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At May 31, 2018, the aggregate value of these securities was $566,275,000, representing 28.6% of net assets.
2 The issuer was placed under federal conservatorship in September 2008; since that time, its daily operations have been managed by the Federal Housing Finance Agency and it receives capital from the U.S. Treasury, as needed to maintain a positive net worth, in exchange for senior preferred stock.

Municipal Cash Management Fund

KEY TO ABBREVIATIONS

ARS - Auction Rate Security.
BAN - Bond Anticipation Note.
COP - Certificate of Participation.
CP - Commercial Paper.
FR - Floating Rate.
GAN - Grant Anticipation Note.
GO - General Obligation Bond.
PILOT – Payments in Lieu of Taxes.
PUT - Put Option Obligation.
RAN - Revenue Anticipation Note.
TAN - Tax Anticipation Note.
TOB - Tender Option Bond.
TRAN - Tax Revenue Anticipation Note.
VRDO - Variable Rate Demand Obligation.
VRDP - Variable Rate Demand Preferred.
(ETM) - Escrowed to Maturity.
(Prere.) - Prerefunded.

Scheduled principal and interest payments are guaranteed by:
(1) MBIA (Municipal Bond Investors Assurance).
(2) AMBAC (Ambac Assurance Corporation).
(3) FGIC (Financial Guaranty Insurance Company).
(4) AGM (Assured Guaranty Municipal Corporation).
(5) BIGI (Bond Investors Guaranty Insurance).
(6) Connie Lee Inc.
(7) FHA (Federal Housing Authority).
(8) CapMAC (Capital Markets Assurance Corporation).
(9) American Capital Access Financial Guaranty Corporation.
(10) XL Capital Assurance Inc.
(11) CIFG (CDC IXIS Financial Guaranty).
(12) AGC (Assured Guaranty Corporation).
(13) BHAC (Berkshire Hathaway Assurance Corporation).
(14) NPFG (National Public Finance Guarantee Corporation).
(15) BAM (Build America Mutual Assurance Company).
(16) MAC (Municipal Assurance Corporation).
(17) RAA (Radian Asset Assurance Inc.).
(18) SBLF (Michigan School Bond Loan Fund).
(19) TPSF (Texas Permanent School Fund).

Municipal Cash Management Fund

The insurance does not guarantee the market value of the municipal bonds.

LOC - Scheduled principal and interest payments are guaranteed by bank letter of credit.

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Bonds and temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value.

B. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.

Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted on the Schedule of Investments.

At May 31, 2018, 100% of the market value of the fund's investments was determined based on Level 2 inputs.

C. At May 31, 2018, the cost of investment securities for tax purposes was $1,970,348,000. Net unrealized depreciation of investment securities for tax purposes was $41,000, consisting of unrealized gains of $18,000 on securities that had risen in value since their purchase and $59,000 in unrealized losses on securities that had fallen in value since their purchase.

Item 2: Controls and Procedures

(a) Disclosure Controls and Procedures. The Principal Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on their evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b) Internal Control Over Financial Reporting. During the last fiscal quarter, there was no significant change in the Registrant’s internal control over financial reporting that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3: Exhibits

(a) Certifications

VANGUARD CMT FUNDS

By:	/s/ MORTIMER J. BUCKLEY*
MORTIMER J. BUCKLEY
CHIEF EXECUTIVE OFFICER
Date: July 20, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

VANGUARD CMT FUNDS

By:	/s/ MORTIMER J. BUCKLEY*
MORTIMER J. BUCKLEY
CHIEF EXECUTIVE OFFICER
Date: July 20, 2018

VANGUARD CMT FUNDS

By:	/s/ THOMAS J. HIGGINS*
THOMAS J. HIGGINS
CHIEF FINANCIAL OFFICER
Date: July 20, 2018

*By: /s/ Anne E. Robinson
Anne E. Robinson, pursuant to a Power of Attorney filed on January 18, 2018 see file Number 33-32216, Incorporated by Reference.